Eaton Vance
Short Duration Strategic Income Fund
January 31, 2023 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At January 31, 2023, the Fund owned 14.3% of Emerging Markets Local Income Portfolio’s outstanding interests, 23.9% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 98.1% of Global Opportunities Portfolio’s outstanding interests, 8.8% of High Income Opportunities Portfolio’s outstanding interests and 2.0% of Senior Debt Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2023 is set forth below.

Eaton Vance
Short Duration Strategic Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description	Value	% of Net Assets
Emerging Markets Local Income Portfolio
(identified cost, $171,752,005)	$ 167,843,689	5.1%
Global Macro Absolute Return Advantage Portfolio
(identified cost, $551,066,617)	516,479,506	15.7
Global Opportunities Portfolio
(identified cost, $2,435,719,079)	2,224,848,887	67.5
High Income Opportunities Portfolio
(identified cost, $105,411,792)	94,118,774	2.9
Senior Debt Portfolio
(identified cost, $140,226,998)	136,455,014	4.1
Total Investments in Affiliated Portfolios (identified cost $3,404,176,491)	$3,139,745,870	95.3%
Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	19,794,587	$ 149,251,184	4.6%
Total Investments in Affiliated Investment Funds (identified cost $170,242,361)		$ 149,251,184	4.6%
Total Investments (identified cost, $3,574,418,852)		$3,288,997,054	99.9%
Other Assets, Less Liabilities		$ 4,736,039	0.1%
Net Assets		$3,293,733,093	100.0%

Affiliated Investments
At January 31, 2023, the value of the Fund's investment in affiliated funds was $149,251,184, which represents 4.6% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$133,883,950	$3,301,007	$ —	$ —	$12,066,227	$149,251,184	$3,301,007	19,794,587
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$3,139,745,870	$ —	$ —	$3,139,745,870
Investments in Affiliated Investment Funds	149,251,184	—	—	149,251,184
Total Investments	$3,288,997,054	$ —	$ —	$3,288,997,054

Eaton Vance
Short Duration Strategic Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Part F to Form N-PORT (containing a Portfolio of Investments) at January 31, 2023 is available by calling Eaton Vance at 1-800-262-1122 or in EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited)

Asset-Backed Securities — 11.5%
Security	Principal Amount (000's omitted)	Value
ACHV ABS Trust, Series 2023-1PL, Class B, 6.80%, 3/18/30(1)	$3,000	$ 3,008,462
Alinea CLO, Ltd., Series 2018-1A, Class E, 10.808%, (3 mo. USD LIBOR + 6.00%), 7/20/31(1)(2)	2,000	1,741,164
Allegany Park CLO, Ltd., Series 2019-1A, Class ER, 11.039%, (3 mo. SOFR + 6.40%), 1/20/35(1)(2)	1,000	842,407
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 11.702%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	3,000	2,663,952
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 10.772%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	2,000	1,639,984
Ares LVlll CLO, Ltd., Series 2020-58A, Class ER, 11.332%, (3 mo. SOFR + 6.70%), 1/15/35(1)(2)	2,000	1,713,676
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 10.456%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	4,000	3,380,944
Ares XXXVR CLO, Ltd., Series 2015-35RA, Class E, 10.492%, (3 mo. USD LIBOR + 5.70%), 7/15/30(1)(2)	3,000	2,537,229
Atlas Senior Loan Fund XX, Ltd., Series 2022-20A, Class B1, 6.96%, (3 mo. SOFR + 3.15%), 10/19/35(1)(2)	6,000	5,992,794
Bain Capital Credit CLO, Ltd., Series 2018-1A, Class E, 10.165%, (3 mo. USD LIBOR + 5.35%), 4/23/31(1)(2)	3,500	2,899,323
Barings CLO, Ltd., Series 2018-1A, Class D, 10.292%, (3 mo. USD LIBOR + 5.50%), 4/15/31(1)(2)	5,000	4,230,090
Battalion CLO XXII, Ltd., Series 2021-22A, Class D, 8.158%, (3 mo. USD LIBOR + 3.35%), 1/20/35(1)(2)	2,000	1,851,162
Benefit Street Partners CLO V-B, Ltd., Series 2018-5BA, Class D, 10.758%, (3 mo. USD LIBOR + 5.95%), 4/20/31(1)(2)	3,000	2,680,080
Benefit Street Partners CLO VIII, Ltd., Series 2015-8A, Class DR, 10.408%, (3 mo. USD LIBOR + 5.60%), 1/20/31(1)(2)	5,000	4,150,745
Benefit Street Partners CLO XIV, Ltd., Series 2018-14A, Class E, 10.158%, (3 mo. USD LIBOR + 5.35%), 4/20/31(1)(2)	3,000	2,583,771
Benefit Street Partners CLO XVI, Ltd.:
Series 2018-16A, Class DR, 7.792%, (3 mo. USD LIBOR + 3.00%), 1/17/32(1)(2)	2,000	1,874,444
Series 2018-16A, Class E, 11.492%, (3 mo. USD LIBOR + 6.70%), 1/17/32(1)(2)	2,000	1,846,304
Benefit Street Partners CLO XVII, Ltd.:
Series 2019-17A, Class DR, 8.142%, (3 mo. USD LIBOR + 3.35%), 7/15/32(1)(2)	1,500	1,417,242
Series 2019-17A, Class ER, 11.142%, (3 mo. USD LIBOR + 6.35%), 7/15/32(1)(2)	750	699,704
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXII, Ltd.:
Series 2020-22A, Class DR, 7.989%, (3 mo. SOFR + 3.35%), 4/20/35(1)(2)	$2,000	$ 1,805,596
Series 2020-22A, Class ER, 11.569%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	2,000	1,816,160
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 11.642%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	1,000	924,664
Betony CLO 2, Ltd., Series 2018-1A, Class D, 10.452%, (3 mo. USD LIBOR + 5.65%), 4/30/31(1)(2)	3,000	2,610,333
BlueMountain CLO XXVI, Ltd., Series 2019-26A, Class D1R, 8.308%, (3 mo. USD LIBOR + 3.50%), 10/20/34(1)(2)	3,500	3,348,534
BlueMountain CLO XXX, Ltd., Series 2020-30A, Class ER, 11.358%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,714,508
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 12.189%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	918,009
BlueMountain CLO XXXV, Ltd., Series 2022-35A, Class E, 9.893%, (3 mo. SOFR + 7.75%), 7/22/35(1)(2)	2,000	1,894,968
BlueMountain CLO, Ltd.:
Series 2015-3A, Class A1R, 5.808%, (3 mo. USD LIBOR + 1.00%), 4/20/31(1)(2)	3,500	3,467,215
Series 2015-3A, Class DR, 10.208%, (3 mo. USD LIBOR + 5.40%), 4/20/31(1)(2)	2,000	1,653,626
Series 2016-3A, Class ER, 10.556%, (3 mo. USD LIBOR + 5.95%), 11/15/30(1)(2)	1,000	838,511
Series 2018-1A, Class E, 10.752%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(2)	750	622,181
Canyon Capital CLO, Ltd.:
Series 2016-1A, Class ER, 10.542%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	4,000	3,346,464
Series 2016-2A, Class ER, 10.792%, (3 mo. USD LIBOR + 6.00%), 10/15/31(1)(2)	1,000	832,313
Series 2017-1A, Class E, 11.042%, (3 mo. USD LIBOR + 6.25%), 7/15/30(1)(2)	1,000	862,245
Series 2018-1A, Class E, 10.542%, (3 mo. USD LIBOR + 5.75%), 7/15/31(1)(2)	2,000	1,668,330
Series 2022-1A, Class D, 7.832%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	1,900	1,753,214
Carlyle CLO C17, Ltd., Series C17A, Class DR, 10.802%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	3,000	2,584,713
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 11.292%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	1,000	854,898
Series 2014-3RA, Class D, 10.215%, (3 mo. USD LIBOR + 5.40%), 7/27/31(1)(2)	2,000	1,655,910
Series 2014-4RA, Class D, 10.442%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	3,000	2,504,142
Series 2015-5A, Class DR, 11.508%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	3,500	2,850,207

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Carlyle Global Market Strategies CLO, Ltd.: (continued)
Series 2019-4A, Class CR, 7.858%, (3 mo. SOFR + 3.20%), 4/15/35(1)(2)	$1,750	$ 1,535,384
Series 2022-AA, Class C, 8.189%, (3 mo. SOFR + 3.55%), 4/20/35(1)(2)	3,000	2,847,684
Carlyle US CLO, Ltd., Series 2019-4A, Class DR, 11.258%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	2,000	1,680,936
CarVal CLO IV, Ltd., Series 2021-1A, Class E, 11.408%, (3 mo. USD LIBOR + 6.60%), 7/20/34(1)(2)	1,000	912,306
CIFC Funding 2017-III, Ltd., Series 2017-3A, Class A1, 6.028%, (3 mo. USD LIBOR + 1.22%), 7/20/30(1)(2)	1,077	1,072,349
Crown City CLO III, Series 2021-1A, Class C, 8.108%, (3 mo. USD LIBOR + 3.30%), 7/20/34(1)(2)	1,000	896,867
Dryden CLO, Ltd.:
Series 2018-55A, Class E, 10.192%, (3 mo. USD LIBOR + 5.40%), 4/15/31(1)(2)	1,000	859,179
Series 2022-112A, Class E, 10.514%, (3 mo. SOFR + 7.78%), 8/15/34(1)(2)	1,000	956,434
Dryden Senior Loan Fund, Series 2016-42A, Class ER, 10.342%, (3 mo. USD LIBOR + 5.55%), 7/15/30(1)(2)	2,000	1,708,228
Elmwood CLO 14, Ltd.:
Series 2022-1A, Class D, 7.789%, (3 mo. SOFR + 3.15%), 4/20/35(1)(2)	2,000	1,860,648
Series 2022-1A, Class E, 10.989%, (3 mo. SOFR + 6.35%), 4/20/35(1)(2)	2,000	1,836,170
Elmwood CLO 17, Ltd., Series 2022-4A, Class E, 11.808%, (3 mo. SOFR + 7.15%), 7/17/35(1)(2)	2,000	1,874,182
Galaxy XXI CLO, Ltd.:
Series 2015-21A, Class DR, 7.458%, (3 mo. USD LIBOR + 2.65%), 4/20/31(1)(2)	5,000	4,675,965
Series 2015-21A, Class ER, 10.058%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	4,000	3,516,632
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 10.768%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	2,000	1,803,178
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 10.808%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	3,000	2,672,520
Golub Capital Partners CLO 37B, Ltd.:
Series 2018-37A, Class D, 8.108%, (3 mo. USD LIBOR + 3.30%), 7/20/30(1)(2)	1,500	1,388,010
Series 2018-37A, Class E, 10.558%, (3 mo. USD LIBOR + 5.75%), 7/20/30(1)(2)	3,000	2,890,167
Golub Capital Partners CLO 50B-R, Ltd., Series 2020-50A, Class ER, 11.739%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	2,000	1,811,784
Golub Capital Partners CLO 53B, Ltd.:
Series 2021-53A, Class D, 7.858%, (3 mo. USD LIBOR + 3.05%), 7/20/34(1)(2)	2,000	1,813,298
Series 2021-53A, Class E, 11.508%, (3 mo. USD LIBOR + 6.70%), 7/20/34(1)(2)	1,000	898,769
Security	Principal Amount (000's omitted)	Value
Golub Capital Partners CLO 60B, Ltd., Series 2022-60A, Class D, 8.43%, (3 mo. SOFR + 3.77%), 10/25/34(1)(2)	$1,800	$ 1,701,518
Golub Capital Partners CLO, Ltd., Series 2020-48A, Class D, 8.592%, (3 mo. USD LIBOR + 3.80%), 4/17/33(1)(2)	3,000	2,811,423
Halseypoint CLO 5, Ltd., Series 2021-5A, Class D, 8.302%, (3 mo. USD LIBOR + 3.50%), 1/30/35(1)(2)	3,500	3,341,180
Harriman Park CLO, Ltd., Series 2020-1A, Class ER, 11.208%, (3 mo. USD LIBOR + 6.40%), 4/20/34(1)(2)	1,000	921,845
Highbridge Loan Management, Ltd., Series 3A-2014, Class DR, 11.295%, (3 mo. USD LIBOR + 6.50%), 7/18/29(1)(2)	2,750	2,328,425
ICG US CLO, Ltd., Series 2018-2A, Class E, 10.565%, (3 mo. USD LIBOR + 5.75%), 7/22/31(1)(2)	1,000	819,855
KKR SFR Warehouse Participation, 8.038%, (30-day average SOFR + 3.50%), 12/13/23(2)	12,097	12,005,898
Madison Park Funding XVII, Ltd.:
Series 2015-17A, Class DR, 8.415%, (3 mo. USD LIBOR + 3.60%), 7/21/30(1)(2)	3,500	3,428,642
Series 2015-17A, Class ER, 11.315%, (3 mo. USD LIBOR + 6.50%), 7/21/30(1)(2)	2,500	2,314,457
Madison Park Funding XXXVI, Ltd.:
Series 2019-36A, Class D1R, 8.158%, (3 mo. SOFR + 3.50%), 4/15/35(1)(2)	1,000	947,618
Series 2019-36A, Class ER, 11.708%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	2,000	1,818,146
Marble Point CLO XXIV, Ltd., Series 2022-1A, Class D1, 8.879%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	1,859,584
Mountain View CLO, LLC, Series 2017-2A, Class AR, 5.832%, (3 mo. USD LIBOR + 1.04%), 1/16/31(1)(2)	7,000	6,910,204
Neuberger Berman CLO XXII, Ltd., Series 2016-22A, Class ER, 10.852%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(2)	2,000	1,818,382
Neuberger Berman Loan Advisers CLO 30, Ltd., Series 2018-30A, Class ER, 11.008%, (3 mo. USD LIBOR + 6.20%), 1/20/31(1)(2)	2,000	1,862,480
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 11.66%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	2,000	1,895,770
NewRez Warehouse Securitization Trust, Series 2021-1, Class E, 7.756%, (1 mo. USD LIBOR + 3.25%), 5/25/55(1)(2)	4,400	4,269,342
Northwoods Capital, Ltd., Series 2018-11B1, Class A1, 5.898%, (3 mo. USD LIBOR + 1.10%), 4/19/31(1)(2)	9,852	9,773,502
NRZ Excess Spread-Collateralized Notes:
Series 2021-FNT1, Class A, 2.981%, 3/25/26(1)	947	851,099
Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	5,986	5,342,776

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Palmer Square CLO, Ltd.:
Series 2013-2A, Class DRR, 10.642%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	$1,500	$ 1,343,126
Series 2015-1A, Class DR4, 11.175%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	2,000	1,845,306
Series 2018-1A, Class D, 9.945%, (3 mo. USD LIBOR + 5.15%), 4/18/31(1)(2)	4,000	3,662,436
Series 2018-2A, Class D, 10.43%, (3 mo. USD LIBOR + 5.60%), 7/16/31(1)(2)	2,500	2,340,395
Series 2021-2A, Class E, 11.142%, (3 mo. USD LIBOR + 6.35%), 7/15/34(1)(2)	1,000	921,093
Series 2022-1A, Class D, 7.689%, (3 mo. SOFR + 3.05%), 4/20/35(1)(2)	2,450	2,289,324
Series 2022-3A, Class E, 12.619%, (3 mo. SOFR + 7.98%), 7/20/35(1)(2)	1,000	981,575
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 10.792%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	3,000	2,706,396
Regatta XIII Funding, Ltd., Series 2018-2A, Class D, 10.742%, (3 mo. USD LIBOR + 5.95%), 7/15/31(1)(2)	3,000	2,563,749
Sandstone Peak, Ltd., Series 2021-1A, Class D, 8.342%, (3 mo. USD LIBOR + 3.55%), 10/15/34(1)(2)	4,000	3,649,524
Shackleton CLO, Ltd., Series 2015-7RA, Class AR, 5.942%, (3 mo. USD LIBOR + 1.15%), 7/15/31(1)(2)	11,000	10,882,982
Steele Creek CLO, Ltd., Series 2014-1RA, Class A, 5.885%, (3 mo. USD LIBOR + 1.07%), 4/21/31(1)(2)	8,141	8,056,102
Upland CLO, Ltd., Series 2016-1A, Class DR, 10.708%, (3 mo. USD LIBOR + 5.90%), 4/20/31(1)(2)	2,000	1,761,606
Vibrant CLO IX, Ltd., Series 2018-9A, Class D, 11.058%, (3 mo. USD LIBOR + 6.25%), 7/20/31(1)(2)	2,000	1,441,504
Voya CLO, Ltd.:
Series 2013-1A, Class DR, 11.272%, (3 mo. USD LIBOR + 6.48%), 10/15/30(1)(2)	5,000	3,695,040
Series 2014-1A, Class DR2, 10.894%, (3 mo. SOFR + 6.26%), 4/18/31(1)(2)	2,000	1,674,076
Series 2015-3A, Class DR, 11.008%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000	1,635,772
Series 2017-4A, Class A1, 5.922%, (3 mo. USD LIBOR + 1.13%), 10/15/30(1)(2)	4,847	4,820,767
Series 2018-2A, Class E, 10.042%, (3 mo. USD LIBOR + 5.25%), 7/15/31(1)(2)	1,000	825,729
Wellfleet CLO, Ltd.:
Series 2016-2A, Class A1R, 5.948%, (3 mo. USD LIBOR + 1.14%), 10/20/28(1)(2)	2,748	2,728,557
Series 2019-1A, Class CR, 8.358%, (3 mo. USD LIBOR + 3.55%), 7/20/32(1)(2)	2,500	2,244,468
Series 2021-2A, Class E, 11.752%, (3 mo. USD LIBOR + 6.96%), 7/15/34(1)(2)	1,000	845,590
Security	Principal Amount (000's omitted)	Value
Wellfleet CLO, Ltd.: (continued)
Series 2022-1A, Class E, 12.518%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	$2,000	$ 1,811,716
Series 2022-2A, Class E, 12.173%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	2,000	1,962,540
Total Asset-Backed Securities (identified cost $285,187,419)		$261,502,427

Closed-End Funds — 0.3%
Security	Shares	Value
Nuveen Global High Income Fund	83,400	$ 1,037,496
PGIM Global High Yield Fund, Inc.	430,326	5,099,363
Western Asset High Income Opportunity Fund, Inc.	383,997	1,562,868
Total Closed-End Funds (identified cost $8,409,895)		$ 7,699,727

Collateralized Mortgage Obligations — 16.7%
Security	Principal Amount (000's omitted)	Value
Angel Oak Mortgage Trust I, LLC, Series 2019-1, Class B1, 5.40%, 11/25/48(1)(3)	$3,939	$ 3,798,117
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	2,938	2,633,374
CHNGE Mortgage Trust:
Series 2022-4, Class A1, 6.00%, 10/25/57(1)(3)	14,391	14,178,204
Series 2022-NQ, Class M1, 5.82%, 6/25/67(1)(3)	1,764	1,570,552
Deephaven Residential Mortgage Trust:
Series 2020-2, Class B2, 5.84%, 5/25/65(1)(3)	4,273	4,144,043
Series 2020-2, Class M1, 4.112%, 5/25/65(1)(3)	3,500	3,312,029
FARM Mortgage Trust, Series 2022-1, Class B, 2.943%, 1/25/52(1)(3)	2,731	1,771,419
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	48	49,401
Series 4273, Class SP, 0.35%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(5)	516	457,306
Series 5071, Class SP, 0.27%, (3.30% - 30-day average SOFR), 2/25/51(5)	4,319	3,137,397
Series 5083, Class SK, 0.00%, (3.867% - 30-day average SOFR x 1.33, Floor 0.00%), 3/25/51(5)	3,411	2,375,779
Series 5139, Class DZ, 2.50%, 9/25/51	2,013	1,298,608
Series 5144, Class Z, 2.50%, 9/25/51	7,430	4,935,064
Series 5150, Class QZ, 2.50%, 10/25/51	2,593	1,689,213
Series 5150, Class ZJ, 2.50%, 10/25/51	4,176	2,771,451
Series 5152, Class ZP, 3.00%, 7/25/50	9,932	6,886,311
Series 5159, Class ZP, 3.00%, 11/25/51	841	596,907
Series 5159, Class ZT, 3.00%, 11/25/51	1,537	1,122,775

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5163, Class Z, 3.00%, 11/25/51	$1,055	$ 729,986
Series 5166, Class ZN, 3.00%, 9/25/50	1,917	1,343,566
Series 5168, Class MZ, 3.00%, 10/25/51	2,008	1,439,154
Interest Only:(6)
Series 380, Class C1, 3.00%, 1/25/50	32,628	5,523,511
Series 380, Class C5, 3.50%, 1/25/50	10,326	1,856,547
Series 2631, Class DS, 2.641%, (7.10% - 1 mo. USD LIBOR), 6/15/33(5)	573	19,073
Series 2956, Class SL, 2.541%, (7.00% - 1 mo. USD LIBOR), 6/15/32(5)	523	46,211
Series 3114, Class TS, 2.191%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	1,376	68,226
Series 3153, Class JI, 2.302%, (6.62% - 1 mo. USD LIBOR), 5/15/36(5)	1,337	110,460
Series 4007, Class JI, 4.00%, 2/15/42	628	98,769
Series 4050, Class IB, 3.50%, 5/15/41	48	98
Series 4067, Class JI, 3.50%, 6/15/27	1,863	86,158
Series 4070, Class S, 1.641%, (6.10% - 1 mo. USD LIBOR), 6/15/32(5)	5,185	414,077
Series 4095, Class HS, 1.641%, (6.10% - 1 mo. USD LIBOR), 7/15/32(5)	1,074	53,360
Series 4109, Class ES, 1.691%, (6.15% - 1 mo. USD LIBOR), 12/15/41(5)	81	9,798
Series 4109, Class SA, 1.741%, (6.20% - 1 mo. USD LIBOR), 9/15/32(5)	2,340	169,743
Series 4149, Class S, 1.791%, (6.25% - 1 mo. USD LIBOR), 1/15/33(5)	1,673	140,059
Series 4163, Class GS, 1.741%, (6.20% - 1 mo. USD LIBOR), 11/15/32(5)	1,478	109,744
Series 4169, Class AS, 1.791%, (6.25% - 1 mo. USD LIBOR), 2/15/33(5)	2,277	161,166
Series 4180, Class GI, 3.50%, 8/15/26	208	1,394
Series 4188, Class AI, 3.50%, 4/15/28	1,706	73,017
Series 4189, Class SQ, 1.691%, (6.15% - 1 mo. USD LIBOR), 12/15/42(5)	504	60,250
Series 4203, Class QS, 1.791%, (6.25% - 1 mo. USD LIBOR), 5/15/43(5)	1,445	104,655
Series 4332, Class IK, 4.00%, 4/15/44	495	77,268
Series 4343, Class PI, 4.00%, 5/15/44	1,502	250,748
Series 4370, Class IO, 3.50%, 9/15/41	252	6,841
Series 4381, Class SK, 1.691%, (6.15% - 1 mo. USD LIBOR), 6/15/44(5)	1,356	129,833
Series 4388, Class MS, 1.641%, (6.10% - 1 mo. USD LIBOR), 9/15/44(5)	1,358	160,119
Series 4408, Class IP, 3.50%, 4/15/44	2,144	271,357
Series 4497, Class CS, 1.741%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	1,179	23,553
Series 4507, Class MI, 3.50%, 8/15/44	783	35,098
Series 4507, Class SJ, 1.721%, (6.18% - 1 mo. USD LIBOR), 9/15/45(5)	3,986	471,117
Series 4520, Class PI, 4.00%, 8/15/45	9,700	1,234,649
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 4528, Class BS, 1.691%, (6.15% - 1 mo. USD LIBOR), 7/15/45(5)	$1,830	$ 181,689
Series 4629, Class QI, 3.50%, 11/15/46	1,886	356,977
Series 4637, Class IP, 3.50%, 4/15/44	291	10,831
Series 4644, Class TI, 3.50%, 1/15/45	1,792	241,538
Series 4667, Class PI, 3.50%, 5/15/42	422	3,147
Series 4672, Class LI, 3.50%, 1/15/43	123	511
Series 4744, Class IO, 4.00%, 11/15/47	1,771	327,265
Series 4749, Class IL, 4.00%, 12/15/47	1,399	259,327
Series 4768, Class IO, 4.00%, 3/15/48	1,721	316,664
Series 5051, Class S, 0.079%, (3.60% - 30-day average SOFR), 12/25/50(5)	18,691	781,174
Series 5070, Class CI, 2.00%, 2/25/51	40,069	5,229,911
Series 5156, Class IP, 3.00%, 12/25/49	20,918	3,125,168
Series 5236, Class TI, 3.00%, 1/25/51	77,355	11,722,640
Principal Only:(7)
Series 4417, Class KO, 0.00%, 12/15/43	539	356,630
Series 4478, Class PO, 0.00%, 5/15/45	917	699,075
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2019-HQA3, Class B2, 12.006%, (1 mo. USD LIBOR + 7.50%), 9/25/49(1)(2)	1,250	1,210,926
Series 2021-DNA5, Class B2, 9.81%, (30-day average SOFR + 5.50%), 1/25/34(1)(2)	3,500	2,909,845
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	16	16,421
Series 1994-42, Class K, 6.50%, 4/25/24	17	16,633
Series 2009-62, Class WA, 5.58%, 8/25/39(3)	742	756,707
Series 2013-6, Class TA, 1.50%, 1/25/43	578	532,047
Series 2021-56, Class GZ, 3.00%, 7/25/51	1,324	926,206
Series 2021-56, Class LZ, 2.50%, 9/25/51	5,400	3,686,566
Series 2021-61, Class LZ, 2.50%, 9/25/51	3,751	2,493,945
Series 2021-61, Class Z, 2.50%, 9/25/51	7,967	5,325,990
Series 2021-77, Class WZ, 3.00%, 8/25/50	410	278,150
Series 2021-77, Class Z, 3.00%, 5/25/51	5,122	3,562,274
Series 2021-79, Class Z, 3.00%, 11/25/51	5,398	3,899,772
Interest Only:(6)
Series 2004-46, Class SI, 1.494%, (6.00% - 1 mo. USD LIBOR), 5/25/34(5)	1,243	57,233
Series 2005-17, Class SA, 2.194%, (6.70% - 1 mo. USD LIBOR), 3/25/35(5)	1,104	112,262
Series 2005-71, Class SA, 2.244%, (6.75% - 1 mo. USD LIBOR), 8/25/25(5)	101	1,153
Series 2005-105, Class S, 2.194%, (6.70% - 1 mo. USD LIBOR), 12/25/35(5)	897	100,068
Series 2006-44, Class IS, 2.094%, (6.60% - 1 mo. USD LIBOR), 6/25/36(5)	778	75,272
Series 2006-65, Class PS, 2.714%, (7.22% - 1 mo. USD LIBOR), 7/25/36(5)	766	104,067

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2006-96, Class SN, 2.811%, (7.20% - 1 mo. USD LIBOR), 10/25/36(5)	$879	$ 75,503
Series 2006-104, Class SD, 2.134%, (6.64% - 1 mo. USD LIBOR), 11/25/36(5)	800	79,786
Series 2006-104, Class SE, 2.124%, (6.63% - 1 mo. USD LIBOR), 11/25/36(5)	533	53,026
Series 2007-50, Class LS, 1.944%, (6.45% - 1 mo. USD LIBOR), 6/25/37(5)	1,092	103,845
Series 2008-26, Class SA, 1.694%, (6.20% - 1 mo. USD LIBOR), 4/25/38(5)	1,271	141,653
Series 2008-61, Class S, 1.594%, (6.10% - 1 mo. USD LIBOR), 7/25/38(5)	2,372	184,012
Series 2011-101, Class IC, 3.50%, 10/25/26	899	32,816
Series 2011-101, Class IE, 3.50%, 10/25/26	651	23,459
Series 2011-104, Class IM, 3.50%, 10/25/26	1,232	46,403
Series 2012-52, Class DI, 3.50%, 5/25/27	2,438	120,359
Series 2012-124, Class IO, 0.03%, 11/25/42(3)	3,134	127,932
Series 2012-139, Class LS, 1.781%, (6.15% - 1 mo. USD LIBOR), 12/25/42(5)	2,722	425,761
Series 2012-147, Class SA, 1.594%, (6.10% - 1 mo. USD LIBOR), 1/25/43(5)	3,109	331,726
Series 2012-150, Class PS, 1.644%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	3,797	410,502
Series 2012-150, Class SK, 1.644%, (6.15% - 1 mo. USD LIBOR), 1/25/43(5)	4,769	543,984
Series 2013-11, Class IO, 4.00%, 1/25/43	10,621	1,373,540
Series 2013-12, Class SP, 1.144%, (5.65% - 1 mo. USD LIBOR), 11/25/41(5)	552	11,434
Series 2013-15, Class DS, 1.694%, (6.20% - 1 mo. USD LIBOR), 3/25/33(5)	4,032	284,651
Series 2013-23, Class CS, 1.744%, (6.25% - 1 mo. USD LIBOR), 3/25/33(5)	2,125	151,844
Series 2013-54, Class HS, 1.794%, (6.30% - 1 mo. USD LIBOR), 10/25/41(5)	375	2,056
Series 2013-64, Class PS, 1.744%, (6.25% - 1 mo. USD LIBOR), 4/25/43(5)	2,120	161,477
Series 2013-66, Class JI, 3.00%, 7/25/43	3,440	570,329
Series 2013-75, Class SC, 1.744%, (6.25% - 1 mo. USD LIBOR), 7/25/42(5)	3,033	80,916
Series 2014-32, Class EI, 4.00%, 6/25/44	756	129,445
Series 2014-41, Class SA, 1.544%, (6.05% - 1 mo. USD LIBOR), 7/25/44(5)	1,316	201,326
Series 2014-43, Class PS, 1.594%, (6.10% - 1 mo. USD LIBOR), 3/25/42(5)	1,145	77,189
Series 2014-55, Class IN, 3.50%, 7/25/44	2,149	430,520
Series 2014-64, Class BI, 3.50%, 3/25/44	334	12,141
Series 2014-67, Class IH, 4.00%, 10/25/44	1,476	351,322
Series 2014-80, Class CI, 3.50%, 12/25/44	1,420	295,699
Series 2014-89, Class IO, 3.50%, 1/25/45	2,073	460,501
Series 2015-6, Class IM, 0.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Floor 0.00%), 6/25/43(5)	1,960	8,373
Series 2015-14, Class KI, 3.00%, 3/25/45	2,513	422,587
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2015-22, Class GI, 3.50%, 4/25/45	$706	$ 133,723
Series 2015-31, Class SG, 1.594%, (6.10% - 1 mo. USD LIBOR), 5/25/45(5)	2,681	541,810
Series 2015-36, Class IL, 3.00%, 6/25/45	1,555	228,734
Series 2015-52, Class MI, 3.50%, 7/25/45	3,462	705,425
Series 2015-93, Class BS, 1.644%, (6.15% - 1 mo. USD LIBOR), 8/25/45(5)	1,486	80,134
Series 2018-21, Class IO, 3.00%, 4/25/48	4,352	776,960
Series 2021-94, Class CI, 3.00%, 1/25/52	12,466	2,022,453
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2019-R04, Class 2B1, 9.756%, (1 mo. USD LIBOR + 5.25%), 6/25/39(1)(2)	31,693	33,079,754
Series 2019-R06, Class 2B1, 8.256%, (1 mo. USD LIBOR + 3.75%), 9/25/39(1)(2)	1,000	1,005,195
Finance of America HECM Buyout, Series 2022-HB2, Class M5, 6.00%, 8/1/32(1)(3)	1,000	689,024
FREED Mortgage, Series 2022-HE1, Class A, 7.00%, 10/25/37(1)(3)	3,688	3,688,825
Government National Mortgage Association:
Series 2021-136, Class Z, 2.50%, 8/20/51	8,641	6,609,625
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,674	1,417,679
Series 2021-154, Class ZC, 2.50%, 9/20/51	1,740	1,345,790
Series 2021-154, Class ZL, 3.00%, 9/20/51	2,793	1,886,315
Series 2021-165, Class MZ, 2.50%, 9/20/51	14,417	11,117,896
Series 2022-31, Class ZD, 3.00%, 2/20/52	276	187,866
Series 2022-173, Class S, 6.931%, (22.73% - 30-day average SOFR x 3.667), 10/20/52(5)	8,405	8,769,065
Series 2022-189, Class US, 6.931%, (22.73% - 30-day average SOFR x 3.667), 11/20/52(5)	11,951	12,727,653
Series 2022-195, Class AS, 7.179%, (23.13% - 30-day average SOFR x 3.667), 11/20/52(5)	4,990	5,661,599
Interest Only:(6)
Series 2014-68, Class KI, 0.00%, 10/20/42(3)	2,797	94,423
Series 2017-104, Class SD, 1.714%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	4,743	531,980
Series 2017-121, Class DS, 0.014%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	3,181	146,165
Series 2017-137, Class AS, 0.014%, (4.50% - 1 mo. USD LIBOR), 9/20/47(5)	4,369	193,340
Series 2020-116, Class MI, 2.00%, 8/20/50	17,808	2,334,769
Series 2020-134, Class LI, 2.50%, 9/20/50	8,040	1,071,300
Series 2020-146, Class IQ, 2.00%, 10/20/50	18,501	2,073,383
Series 2020-146, Class QI, 2.00%, 10/20/50	9,857	1,081,009
Series 2020-149, Class NI, 2.50%, 10/20/50	14,381	1,883,383
Series 2020-151, Class AI, 2.00%, 10/20/50	53,960	6,658,229
Series 2020-151, Class HI, 2.50%, 10/20/50	1,258	164,342
Series 2020-154, Class PI, 2.50%, 10/20/50	12,761	1,661,604
Series 2020-167, Class KI, 2.00%, 11/20/50	29,827	3,335,791

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-173, Class DI, 2.00%, 11/20/50	$22,408	$ 2,723,898
Series 2020-176, Class HI, 2.50%, 11/20/50	31,167	4,077,178
Series 2020-185, Class BI, 2.00%, 12/20/50	7,697	898,991
Series 2020-191, Class AI, 2.00%, 12/20/50	28,728	3,347,030
Series 2021-15, Class AI, 2.00%, 1/20/51	33,205	4,074,039
Series 2021-23, Class TI, 2.50%, 2/20/51	12,220	1,568,685
Series 2021-30, Class AI, 2.00%, 2/20/51	4,039	492,530
Series 2021-46, Class IM, 2.50%, 3/20/51	2,721	348,329
Series 2021-56, Class SE, 0.00%, (2.30% - 30-day average SOFR, Floor 0.00%), 10/20/50(5)	5,653	75,852
Series 2021-77, Class SB, 0.00%, (3.75% - 1 mo. USD LIBOR, Floor 0.00%), 5/20/51(5)	13,167	511,966
Series 2021-97, Class IG, 2.50%, 8/20/49	40,599	4,410,309
Series 2021-114, Class MI, 3.00%, 6/20/51	10,254	1,472,295
Series 2021-121, Class TI, 3.00%, 7/20/51	37,609	4,425,541
Series 2021-122, Class NI, 3.00%, 7/20/51	6,840	985,006
Series 2021-125, Class SA, 0.00%, (3.75% - 1 mo. USD LIBOR, Floor 0.00%), 7/20/51(5)	17,233	610,407
Series 2021-154, Class MI, 3.00%, 9/20/51	51,349	6,315,037
Series 2021-160, Class IT, 2.50%, 9/20/51	18,378	2,031,650
Series 2021-175, Class AS, 0.00%, (1.80% - 1 mo. USD LIBOR, Floor 0.00%), 10/20/51(5)	27,508	216,475
Series 2021-175, Class SB, 0.00%, (1.80% - 1 mo. USD LIBOR, Floor 0.00%), 10/20/51(5)	13,776	110,913
Series 2021-193, Class IU, 3.00%, 11/20/49	46,124	5,699,190
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day average SOFR, Floor 0.00%), 11/20/51(5)	26,971	367,723
Series 2021-201, Class PI, 3.00%, 11/20/51	29,414	3,050,381
Series 2021-209, Class IW, 3.00%, 11/20/51	20,573	2,428,221
Series 2022-104, Class IO, 2.50%, 6/20/51	27,177	3,468,923
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	221,563	1,997,150
Series 2022-119, Class SC, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 7/20/52(5)	24,618	221,905
Series 2022-119, Class TA, 0.074%, (3.90% - 30-day average SOFR), 7/20/52(5)	49,236	361,803
Series 2022-119, Class TI, 0.024%, (3.85% - 30-day average SOFR), 7/20/52(5)	492,363	3,398,585
Series 2022-126, Class AS, 0.298%, (3.69% - 30-day average SOFR), 7/20/52(5)	66,070	1,090,753
Series 2022-126, Class SC, 0.339%, (3.73% - 30-day average SOFR), 7/20/52(5)	49,236	835,776
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day average SOFR, Floor 0.00%), 6/20/52(5)	136,963	1,270,443
Series 2023-13, Class SA, 1.121%, (5.40% - 30-day average SOFR x 1.00), 1/20/53(5)	18,000	492,174
MFRA Trust, Series 2023-NQM1, Class A2, 5.75% to 1/25/26, 11/25/67(1)(4)	1,000	986,240
PNMAC GMSR Issuer Trust:
Series 2022-GT1, Class A, 8.56%, (30-day average SOFR + 4.25%), 5/25/27(1)(2)	6,000	5,734,063
Security	Principal Amount (000's omitted)	Value
PNMAC GMSR Issuer Trust: (continued)
Series 2018-GT1, Class A, 7.356%, (1 mo. USD LIBOR + 2.85%), 2/25/23(1)(2)	$5,000	$ 4,916,442
Series 2018-GT2, Class A, 7.156%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(2)	4,272	4,169,723
Radnor Re, Ltd., Series 2022-1, Class M1A, 8.06%, (30-day average SOFR + 3.75%), 9/25/32(1)(2)	7,000	6,979,132
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(1)(3)	55,099	49,889,107
Total Collateralized Mortgage Obligations (identified cost $469,864,633)		$379,370,864

Commercial Mortgage-Backed Securities — 0.8%
Security	Principal Amount (000's omitted)	Value
COMM Mortgage Trust, Series 2013-CR9, Class D, 4.293%, 7/10/45(1)(3)	$5,000	$ 4,579,410
CSMC Trust, Series 2022-NWPT, Class A, 7.621%, (SOFR + 3.143%), 9/9/24(1)(2)	4,200	4,164,626
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.547%, 9/15/47(1)(3)	3,430	2,581,156
Series 2014-C25, Class D, 3.935%, 11/15/47(1)(3)	8,045	5,065,937
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.398%, 8/15/46(1)(3)(8)	5,000	370,153
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class D, 3.692%, 11/15/47(1)	4,000	2,181,294
Total Commercial Mortgage-Backed Securities (identified cost $27,480,823)		$ 18,942,576

Common Stocks — 0.5%
Security	Shares	Value
Argentina — 0.1%
Banco Macro S.A. ADR	15,300	$ 336,141
Grupo Financiero Galicia S.A. ADR(9)	31,600	423,440
IRSA Inversiones y Representaciones S.A. ADR	19,200	122,304
Loma Negra Cia Industrial Argentina S.A. ADR	46,000	327,980
Pampa Energia S.A. ADR(9)	16,700	564,961
Telecom Argentina S.A. ADR(9)	57,700	370,434
Transportadora de Gas del Sur S.A. ADR(9)	31,952	357,224
		$ 2,502,484
Bermuda — 0.1%
Liberty Latin America, Ltd., Class A(9)	92,500	$ 910,200
		$ 910,200

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Bulgaria — 0.2%
Eurohold Bulgaria AD(9)	5,140,100	$ 5,004,277
		$ 5,004,277
Iceland — 0.1%
Arion Banki HF(1)	1,126,817	$ 1,202,031
Eik Fasteignafelag HF	1,980,300	156,011
Eimskipafelag Islands HF	123,618	492,173
Hagar HF	530,600	245,269
Reginn HF	808,000	144,450
Reitir Fasteignafelag HF	544,900	331,211
Siminn HF	3,073,284	231,456
		$ 2,802,601
Total Common Stocks (identified cost $9,738,779)		$ 11,219,562

Convertible Bonds — 2.2%
Security	Principal Amount (000's omitted)		Value
Bermuda — 0.1%
Jazz Investments I, Ltd., 2.00%, 6/15/26	USD	720	$ 848,700
NCL Corp., Ltd., 1.125%, 2/15/27	USD	720	552,600
			$ 1,401,300
British Virgin Islands — 0.0%(10)
ADM Ag Holding, Ltd., 0.00%, 8/26/23(11)	USD	200	$ 197,350
			$ 197,350
Cayman Islands — 0.2%
Herbalife Nutrition, Ltd., 2.625%, 3/15/24	USD	720	$ 676,080
JOYY, Inc., 0.75%, 6/15/25	USD	300	291,000
Li Auto, Inc., 0.25%, 5/1/28	USD	720	819,720
Meituan, 0.00%, 4/27/27(11)	USD	400	354,800
Poseidon Finance 1, Ltd., 0.00%, 2/1/25(11)	USD	460	497,375
Sea, Ltd., 2.375%, 12/1/25	USD	790	840,876
ZTO Express Cayman, Inc., 1.50%, 9/1/27(1)	USD	580	644,090
			$ 4,123,941
Costa Rica — 0.2%
Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,449	$ 4,098,641
			$ 4,098,641
Security	Principal Amount (000's omitted)		Value
France — 0.0%(10)
Carrefour S.A., 0.00%, 3/27/24(11)	USD	200	$ 196,430
Veolia Environnement S.A., 0.00%, 1/1/25(11)	EUR	950	329,771
			$ 526,201
Germany — 0.1%
Deutsche Post AG, 0.05%, 6/30/25(11)	EUR	400	$ 419,038
RAG-Stiftung, 1.875%, 11/16/29(11)	EUR	300	352,497
			$ 771,535
Hong Kong — 0.0%(10)
Lenovo Group, Ltd., 2.50%, 8/26/29(11)	USD	450	$ 447,188
			$ 447,188
India — 0.1%
Indiabulls Housing Finance, Ltd., 4.50%, 9/28/26(11)	USD	1,325	$ 998,951
			$ 998,951
Israel — 0.0%(10)
Nice, Ltd., 0.00%, 9/15/25	USD	580	$ 557,670
			$ 557,670
Luxembourg — 0.0%(10)
Citigroup Global Markets Funding Luxembourg SCA, 0.00%, 7/25/24(11)	HKD	4,000	$ 492,657
			$ 492,657
Netherlands — 0.0%(10)
STMicroelectronics N.V., 0.00%, 8/4/25(11)	USD	200	$ 240,481
			$ 240,481
Spain — 0.0%(10)
Cellnex Telecom S.A., 0.50%, 7/5/28(11)	EUR	400	$ 477,731
			$ 477,731
Taiwan — 0.0%(10)
Hon Hai Precision Industry Co., Ltd., 0.00%, 8/5/26(11)	USD	500	$ 443,250
			$ 443,250
United Arab Emirates — 0.0%(10)
Abu Dhabi National Oil Co., 0.70%, 6/4/24(11)	USD	200	$ 190,700
			$ 190,700

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
United States — 1.5%
Airbnb, Inc., 0.00%, 3/15/26	USD	870	$ 749,070
Akamai Technologies, Inc., 0.125%, 5/1/25	USD	870	936,555
Alarm.com Holdings, Inc., 0.00%, 1/15/26	USD	580	488,998
Axon Enterprise, Inc., 0.50%, 12/15/27(1)	USD	720	776,880
Bentley Systems, Inc., 0.125%, 1/15/26	USD	720	668,880
Bill.com Holdings, Inc., 0.00%, 12/1/25	USD	870	916,980
BioMarin Pharmaceutical, Inc., 0.599%, 8/1/24	USD	720	796,032
Blackline, Inc., 0.00%, 3/15/26	USD	440	383,625
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	USD	500	456,563
Block, Inc., 0.125%, 3/1/25	USD	720	734,400
Burlington Stores, Inc., 2.25%, 4/15/25	USD	580	721,375
Cable One, Inc., 0.00%, 3/15/26	USD	580	468,930
Cloudflare, Inc., 0.00%, 8/15/26	USD	870	727,538
Confluent, Inc., 0.00%, 1/15/27(1)	USD	720	562,032
Coupa Software, Inc., 0.375%, 6/15/26	USD	720	703,800
CryoPort, Inc., 0.75%, 12/1/26(1)	USD	360	282,168
Datadog, Inc., 0.125%, 6/15/25	USD	720	792,000
Dexcom, Inc., 0.25%, 11/15/25	USD	720	761,760
DISH Network Corp., 0.00%, 12/15/25	USD	440	292,380
DraftKings Holdings, Inc., 0.00%, 3/15/28	USD	870	600,300
Dropbox, Inc., 0.00%, 3/1/26	USD	720	664,560
Etsy, Inc., 0.25%, 6/15/28	USD	870	789,003
Exact Sciences Corp., 0.375%, 3/1/28	USD	720	646,200
Expedia Group, Inc., 0.00%, 2/15/26	USD	720	658,800
Ford Motor Co., 0.00%, 3/15/26	USD	870	887,400
Glencore Funding, LLC, 0.00%, 3/27/25(11)	USD	200	232,684
Guardant Health, Inc., 0.00%, 11/15/27	USD	720	483,768
Insmed, Inc., 0.75%, 6/1/28	USD	500	446,250
InterDigital, Inc., 3.50%, 6/1/27(1)	USD	580	639,450
Ionis Pharmaceuticals, Inc., 0.00%, 4/1/26	USD	720	693,450
Lantheus Holdings, Inc., 2.625%, 12/15/27(1)	USD	720	771,768
Liberty Media Corp., 2.75%, 12/1/49(1)	USD	862	800,854
Live Nation Entertainment, Inc., 2.00%, 2/15/25	USD	440	455,180
Lumentum Holdings, Inc., 0.50%, 6/15/28(1)	USD	870	703,047
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	USD	760	746,320
MongoDB, Inc., 0.25%, 1/15/26	USD	720	884,700
NextEra Energy Partners, L.P., 2.50%, 6/15/26(1)	USD	350	334,775
NRG Energy, Inc., 2.75%, 6/1/48	USD	440	451,660
NuVasive, Inc., 0.375%, 3/15/25	USD	580	519,100
Omnicell, Inc., 0.25%, 9/15/25	USD	720	657,720
Rapid7, Inc., 0.25%, 3/15/27	USD	720	594,000
Sarepta Therapeutics, Inc., 1.25%, 9/15/27(1)	USD	720	820,080
Snap, Inc., 0.00%, 5/1/27	USD	950	705,850
SoFi Technologies, Inc., 0.00%, 10/15/26(1)	USD	720	542,880
Spirit Airlines, Inc., 1.00%, 5/15/26	USD	580	477,630
Security	Principal Amount (000's omitted)		Value
United States (continued)
Splunk, Inc., 1.125%, 9/15/25	USD	950	$ 927,675
Stride, Inc., 1.125%, 9/1/27	USD	510	535,194
Tyler Technologies, Inc., 0.25%, 3/15/26	USD	720	687,240
Uber Technologies, Inc., 0.00%, 12/15/25	USD	720	636,297
Vail Resorts, Inc., 0.00%, 1/1/26	USD	720	684,900
Wolfspeed, Inc., 1.875%, 12/1/29(1)	USD	1,020	995,644
Ziff Davis, Inc., 1.75%, 11/1/26(1)	USD	580	615,380
Zscaler, Inc., 0.125%, 7/1/25	USD	300	329,250
			$ 33,838,975
Total Convertible Bonds (identified cost $47,905,597)			$ 48,806,571

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
United States — 0.1%
Bank of America Corp., Series L, 7.25%	500	$ 622,100
Wells Fargo & Co., Series L, 7.50%	495	622,705
Total Convertible Preferred Stocks (identified cost $1,243,710)		$ 1,244,805

Foreign Corporate Bonds — 5.4%
Security	Principal Amount (000's omitted)		Value
Argentina — 0.1%
Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(1)(12)	USD	544	$ 558,098
IRSA Inversiones y Representaciones S.A., 8.75%, 6/22/28(1)	USD	151	148,191
Transportadora de Gas del Sur S.A., 6.75%, 5/2/25(11)	USD	1,740	1,645,927
			$ 2,352,216
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(11)	USD	1,696	$ 1,609,701
			$ 1,609,701
Brazil — 0.6%
Coruripe Netherlands BV:
10.00%, 2/10/27(1)	USD	616	$ 464,895
10.00%, 2/10/27(11)	USD	2,157	1,627,888

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Brazil (continued)
Gol Finance S.A., 8.00%, 6/30/26(11)	USD	2,476	$ 1,724,472
Guara Norte S.a.r.l., 5.198%, 6/15/34(11)	USD	2,142	1,941,201
Hidrovias International Finance S.a.r.l., 4.95%, 2/8/31(11)	USD	1,598	1,228,646
MC Brazil Downstream Trading S.a.r.l., 7.25%, 6/30/31(1)	USD	1,896	1,656,357
MV24 Capital BV, 6.748%, 6/1/34(11)	USD	1,398	1,335,214
Natura & Co. Luxembourg Holdings S.a.r.l., 6.00%, 4/19/29(1)	USD	259	228,898
Natura Cosmeticos S.A., 4.125%, 5/3/28(11)	USD	1,202	993,561
Petrobras Global Finance BV, 6.90%, 3/19/49	USD	1,392	1,264,889
Vale S.A., 2.762%(13)(14)	BRL	14,736	1,120,551
			$ 13,586,572
Bulgaria — 0.1%
Bulgarian Energy Holding EAD, 2.45%, 7/22/28(11)	EUR	1,359	$ 1,211,735
			$ 1,211,735
Burkina Faso — 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(11)	USD	3,397	$ 3,025,538
			$ 3,025,538
Canada — 0.1%
Canacol Energy, Ltd., 5.75%, 11/24/28(11)	USD	1,486	$ 1,317,260
			$ 1,317,260
Cayman Islands — 0.1%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/31(1)	USD	2,280	$ 2,229,110
			$ 2,229,110
Chile — 0.3%
AES Andes S.A.:
6.35% to 4/7/25, 10/7/79(11)(15)	USD	406	$ 385,511
7.125% to 4/7/24, 3/26/79(11)(15)	USD	575	557,454
ATP Tower Holdings, LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners, 4.05%, 4/27/26(11)	USD	780	710,631
Latam Airlines Group S.A., 13.375%, 10/15/27(1)	USD	1,470	1,578,412
Mercury Chile Holdco, LLC, 6.50%, 1/24/27(11)	USD	941	908,771
VTR Comunicaciones SpA:
4.375%, 4/15/29(11)	USD	2,216	1,462,560
5.125%, 1/15/28(11)	USD	2,378	1,669,832
			$ 7,273,171
Security	Principal Amount (000's omitted)		Value
China — 0.1%
Kaisa Group Holdings, Ltd., 9.375%, 6/30/24(11)(16)	USD	850	$ 165,750
KWG Group Holdings, Ltd., 7.875%, 8/30/24	USD	519	262,095
Shimao Group Holdings, Ltd., 5.60%, 7/15/26(11)(16)	USD	4,343	1,038,604
Sunac China Holdings, Ltd.:
6.50%, 7/9/23(11)(16)	USD	400	117,000
8.35%, 4/19/23(11)(16)	USD	1,340	388,600
Times China Holdings, Ltd.:
5.55%, 6/4/24(11)	USD	2,221	441,324
6.75%, 7/16/23(11)	USD	1,041	229,020
			$ 2,642,393
Colombia — 0.1%
Ecopetrol S.A., 8.875%, 1/13/33	USD	1,895	$ 1,946,478
			$ 1,946,478
Georgia — 0.2%
Georgia Capital JSC, 6.125%, 3/9/24(11)	USD	1,850	$ 1,799,125
TBC Bank JSC, 8.894% to 11/6/26(11)(13)(15)	USD	1,971	1,793,610
			$ 3,592,735
Honduras — 0.1%
Inversiones Atlantida S.A., 7.50%, 5/19/26(11)	USD	1,735	$ 1,581,930
			$ 1,581,930
Iceland — 0.2%
Arion Banki HF, 6.00%, 4/12/24(11)	ISK	440,000	$ 3,073,432
Landsbankinn HF, 5.00%, 11/23/23(11)	ISK	120,000	837,358
WOW Air HF:
0.00%(12)(13)(16)	EUR	20	0
0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(12)(16)	EUR	900	0
			$ 3,910,790
India — 0.3%
JSW Infrastructure, Ltd., 4.95%, 1/21/29(11)	USD	3,389	$ 3,006,945
JSW Steel, Ltd., 5.05%, 4/5/32(11)	USD	1,732	1,459,528
Vedanta Resources Finance II PLC, 13.875%, 1/21/24(11)	USD	2,067	1,851,546
			$ 6,318,019
Indonesia — 0.1%
Alam Sutera Realty Tbk PT, 6.25%, (6.25% cash or 6.50% PIK), 11/2/25(11)(17)	USD	2,830	$ 2,419,650
			$ 2,419,650

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico — 0.8%
Alpha Holding S.A. de CV:
9.00%, 2/10/25(11)(16)	USD	2,815	$ 42,225
10.00%, 12/19/22(11)(16)	USD	1,440	8,855
Banco Mercantil del Norte S.A., 8.375% to 10/14/30(11)(13)(15)	USD	1,350	1,389,419
BBVA Bancomer S.A., 5.125% to 1/17/28, 1/18/33(11)(15)	USD	1,397	1,329,664
Braskem Idesa SAPI:
6.99%, 2/20/32(11)	USD	970	719,818
7.45%, 11/15/29(11)	USD	1,895	1,566,326
Cemex SAB de CV, 5.125% to 6/8/26(11)(13)(15)	USD	2,903	2,674,679
Credito Real SAB de CV:
5.00%, 2/1/27(11)(16)	EUR	347	36,758
8.00%, 1/21/28(11)(16)	USD	2,120	178,355
9.50%, 2/7/26(11)(16)	USD	250	21,965
Grupo Kaltex S.A. de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(1)	USD	2,592	2,345,760
Petroleos Mexicanos:
5.95%, 1/28/31	USD	4,447	3,565,798
6.95%, 1/28/60	USD	2,105	1,455,039
10.00%, 2/7/33(1)(18)	USD	1,597	1,560,269
Total Play Telecomunicaciones S.A. de CV, 7.50%, 11/12/25(11)	USD	1,996	1,864,404
			$ 18,759,334
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(11)	USD	2,360	$ 1,773,752
			$ 1,773,752
Netherlands — 0.2%
Minejesa Capital BV, 4.625%, 8/10/30(11)	USD	1,877	$ 1,743,733
Mong Duong Finance Holdings BV, 5.125%, 5/7/29(11)	USD	2,141	1,916,195
			$ 3,659,928
Nigeria — 0.2%
IHS Holding, Ltd., 5.625%, 11/29/26(11)	USD	1,022	$ 867,678
IHS Netherlands Holdco BV, 8.00%, 9/18/27(11)	USD	2,654	2,402,268
SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(11)	USD	1,277	1,121,768
			$ 4,391,714
Pakistan — 0.0%(10)
Pakistan Water & Power Development Authority, 7.50%, 6/4/31(11)	USD	2,075	$ 694,345
			$ 694,345
Security	Principal Amount (000's omitted)		Value
Panama — 0.1%
Multibank, Inc., 7.75%, 2/3/28(1)(18)	USD	1,413	$ 1,434,534
			$ 1,434,534
Paraguay — 0.1%
Frigorifico Concepcion S.A.:
7.70%, 7/21/28(1)	USD	2,421	$ 1,949,099
7.70%, 7/21/28(11)	USD	1,420	1,143,213
			$ 3,092,312
Peru — 0.3%
Auna SAA, 6.50%, 11/20/25(11)	USD	5,045	$ 4,322,304
Peru LNG SRL, 5.375%, 3/22/30(11)	USD	1,230	1,021,970
PetroTal Corp., 12.00%, 2/16/24(1)(11)	USD	1,232	1,262,800
Telefonica del Peru SAA, 7.375%, 4/10/27(11)	PEN	4,500	980,052
			$ 7,587,126
Russia — 0.1%
Gazprom PJSC Via Gaz Finance PLC, 4.599% to 10/26/25(11)(13)(15)	USD	1,115	$ 685,725
Hacienda Investments, Ltd. Via DME Airport DAC, 5.35%, 2/8/28(11)	USD	900	460,125
Tinkoff Bank JSC Via TCS Finance, Ltd., 6.00% to 12/20/26(11)(13)(15)	USD	2,446	1,235,230
			$ 2,381,080
Saint Lucia — 0.2%
Digicel International Finance, Ltd./Digicel International Holdings, Ltd., 8.75%, 5/25/24(11)	USD	4,217	$ 3,632,694
			$ 3,632,694
Singapore — 0.2%
Indika Energy Capital IV Pte, Ltd., 8.25%, 10/22/25(11)	USD	1,242	$ 1,247,437
Puma International Financing S.A., 5.125%, 10/6/24(11)	USD	3,080	2,979,407
			$ 4,226,844
South Africa — 0.2%
HTA Group, Ltd., 7.00%, 12/18/25(11)	USD	2,399	$ 2,266,479
Petra Diamonds US Treasury PLC, 10.50% PIK, 3/8/26(11)	USD	727	709,304
Sasol Financing USA, LLC:
5.50%, 3/18/31	USD	2,344	2,048,047
6.50%, 9/27/28	USD	581	561,374
			$ 5,585,204

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Turkey — 0.2%
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36(11)	USD	2,304	$ 2,030,074
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25(11)	USD	2,399	2,150,363
			$ 4,180,437
Ukraine — 0.0%(10)
Kernel Holding S.A.:
6.50%, 10/17/24(11)	USD	1,418	$ 673,550
6.75%, 10/27/27(11)	USD	1,142	485,852
			$ 1,159,402
United Arab Emirates — 0.1%
Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24(11)	USD	2,462	$ 2,471,392
			$ 2,471,392
United Kingdom — 0.0%(10)
Tullow Oil PLC, 10.25%, 5/15/26(11)	USD	1,159	$ 1,000,939
			$ 1,000,939
Uzbekistan — 0.0%(10)
Ipoteka-Bank ATIB, 16.00%, 4/16/24(11)	UZS	7,100,000	$ 597,779
			$ 597,779
Total Foreign Corporate Bonds (identified cost $139,346,824)			$121,646,114

Loan Participation Notes — 0.0%(10)
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 0.0%(10)
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(12)(19)	UZS	2,619,000	$ 233,266
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(12)(19)	UZS	984,000	87,856
Total Loan Participation Notes (identified cost $362,512)			$ 321,122

Reinsurance Side Cars — 2.3%
Security	Shares	Value
Eden Re II, Ltd.:
Series 2019A, 0.00%, 3/22/23(1)(12)(20)	1,440	$ 3,574
Security	Shares	Value
Eden Re II, Ltd.: (continued)
Series 2019B, 0.00%, 3/22/23(1)(12)(20)	11,140	$ 80,096
Series 2020A, 0.00%, 3/22/24(1)(12)(20)(21)	818,125	315,796
Series 2021A, 0.00%, 3/21/25(1)(12)(20)(21)	98,494	54,172
Series 2021B, 0.00%, 3/21/25(1)(12)(20)(21)	938,483	533,058
Series 2022A, 0.00%, 3/20/26(1)(9)(12)(20)(21)	1,600,000	1,044,960
Series 2022B, 0.00%, 3/20/26(1)(12)(20)(21)	1,400,000	938,140
Series 2023A, 0.00%, 3/19/27(1)(12)(20)	15,000,000	15,000,000
Series 2023B, 0.00%, 3/19/27(1)(12)(20)	11,800,000	10,883,140
Mt. Logan Re, Ltd.:
Series 13, Preference Shares(9)(12)(20)(22)	10,000	10,147,571
Series 17, Preference Shares(9)(12)(20)(22)	860	860,845
Sussex Capital, Ltd.:
Designated Investment Series 5, 5/19(9)(12)(20)(22)	249	13,497
Designated Investment Series 5, 12/19(9)(12)(20)(22)	791	45,608
Designated Investment Series 5, 6/20(9)(12)(20)(22)	434	42,080
Designated Investment Series 5, 4/21(9)(12)(20)(22)	247	128,559
Designated Investment Series 5, 12/21(9)(12)(20)(22)	958	771,958
Designated Investment Series 15, 12/21(9)(12)(20)(22)	743	598,329
Designated Investment Series 5, 11/22(9)(12)(20)(22)	958	1,093,978
Designated Investment Series 15, 11/22(9)(12)(20)(22)	721	823,388
Series 5, Preference Shares(9)(12)(20)(22)	6,000	4,811,951
Series 15, Preference Shares(9)(12)(20)(22)	5,000	3,690,279
Sussex Re, Ltd.:
Series 2020A(9)(12)(20)(22)	4,081,939	154,706
Series 2021A(9)(12)(20)(22)	4,154,232	452,811
Total Reinsurance Side Cars (identified cost $49,614,200)		$ 52,488,496

Senior Floating-Rate Loans — 0.1%(23)
Borrower/Description	Principal Amount (000's omitted)	Value
Mexico — 0.1%
Petroleos Mexicanos, Term Loan, 7.423%, (1 mo. USD LIBOR + 3.00%), 6/28/24	$1,374	$ 1,325,910
Total Senior Floating-Rate Loans (identified cost $1,341,961)		$ 1,325,910

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 16.8%
Security	Principal Amount (000's omitted)		Value
Benin — 0.1%
Benin Government International Bond, 6.875%, 1/19/52(11)	EUR	1,630	$ 1,296,613
			$ 1,296,613
Colombia — 4.5%
Titulos De Tesoreria B:
5.75%, 11/3/27	COP	37,783,000	$ 6,342,080
6.00%, 4/28/28	COP	107,598,100	17,890,383
6.25%, 11/26/25	COP	420,000,000	78,334,272
			$102,566,735
Dominican Republic — 1.3%
Dominican Republic:
9.75%, 6/5/26(11)	DOP	56,750	$ 950,000
12.00%, 8/8/25(1)	DOP	450,030	7,495,319
12.75%, 9/23/29(1)	DOP	794,700	14,282,418
13.625%, 2/3/33(11)(18)	DOP	56,000	986,784
Dominican Republic Central Bank Notes:
12.00%, 10/3/25(1)	DOP	299,010	4,964,093
13.00%, 12/5/25(1)	DOP	12,940	213,979
			$ 28,892,593
Egypt — 0.1%
Arab Republic of Egypt:
8.70%, 3/1/49(11)	USD	684	$ 486,308
8.875%, 5/29/50(11)	USD	1,016	729,278
			$ 1,215,586
Iceland — 0.4%
Republic of Iceland:
5.00%, 11/15/28	ISK	852,032	$ 5,535,960
6.50%, 1/24/31	ISK	285,839	2,012,265
8.00%, 6/12/25	ISK	307,477	2,209,295
			$ 9,757,520
Mexico — 2.8%
Mexican Udibonos, 4.00%, 11/30/28(24)	MXN	1,200,541	$ 63,008,928
			$ 63,008,928
Security	Principal Amount (000's omitted)		Value
New Zealand — 0.7%
New Zealand Government Bond, 3.00%, 9/20/30(11)(24)	NZD	23,148	$ 16,269,613
			$ 16,269,613
Peru — 1.0%
Peru Government Bond:
5.40%, 8/12/34	PEN	41,625	$ 8,651,262
6.15%, 8/12/32	PEN	60,297	13,729,803
			$ 22,381,065
Romania — 0.1%
Romania Government International Bond, 7.125%, 1/17/33(11)	USD	1,314	$ 1,389,555
			$ 1,389,555
Serbia — 1.1%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	3,319,480	$ 25,845,296
5.875%, 2/8/28	RSD	3,280	30,022
			$ 25,875,318
South Africa — 3.9%
Republic of South Africa, 10.50%, 12/21/26	ZAR	1,437,663	$ 89,231,339
			$ 89,231,339
Suriname — 0.4%
Republic of Suriname, 9.25%, 10/26/26(11)(16)	USD	11,370	$ 9,016,410
			$ 9,016,410
Ukraine — 0.4%
Ukraine Government Bond:
10.95%, 11/1/23	UAH	7,018	$ 140,707
11.67%, 11/22/23	UAH	38,811	778,141
15.84%, 2/26/25	UAH	394,170	6,805,287
15.97%, 4/19/23	UAH	31,147	670,740
16.00%, 5/24/23	UAH	17,259	384,483
Ukraine Government International Bond, 0.00%, GDP-Linked, 8/1/41(9)(11)(25)	USD	4,433	1,439,572
			$ 10,218,930
Total Sovereign Government Bonds (identified cost $430,995,653)			$381,120,205

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 0.1%(10)
Borrower/Description	Principal Amount (000's omitted)		Value
Nigeria — 0.1%
Bank of Industry Limited, Term Loan, 10.753%, (3 mo. USD LIBOR + 6.00%), 12/14/23(2)(26)	USD	911	$ 918,447
Total Sovereign Loans (identified cost $911,225)			$ 918,447

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(6)
Series 2021-SB91, Class X1, 0.573%, 8/25/41(3)	$24,219	$ 852,662
Series 2021-SB92, Class X1, 0.58%, 8/25/41(3)	24,175	654,333
Government National Mortgage Association:
Interest Only:(6)
Series 2021-101, Class IO, 0.679%, 4/16/63(3)	27,560	1,590,169
Series 2021-132, Class IO, 0.727%, 4/16/63(3)	66,916	4,018,194
Series 2021-144, Class IO, 0.825%, 4/16/63(3)	26,171	1,728,235
Series 2021-186, Class IO, 0.765%, 5/16/63(3)	48,337	2,999,896
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	68,770	3,537,390
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $19,095,496)		$ 15,380,879

U.S. Government Agency Mortgage-Backed Securities — 40.6%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.065%, (COF + 1.25%), with maturity at 2035(27)	$116	$ 112,782
4.469%, (COF + 1.25%), with maturity at 2030(27)	61	61,405
5.00%, with various maturities to 2052	22,003	22,138,699
5.50%, with various maturities to 2052	42,706	43,429,500
6.00%, with maturity at 2053	2,000	2,065,631
7.00%, with various maturities to 2036	574	599,044
8.00%, with maturity at 2026	5	5,354
Federal National Mortgage Association:
3.289%, (COF + 1.25%), with maturity at 2035(27)	56	56,040
4.605%, (COF + 1.79%), with maturity at 2035(27)	353	356,926
5.00%, with various maturities to 2052	16,379	16,485,482
5.50%, with various maturities to 2052	93,490	95,097,391
6.00%, with maturity at 2032	152	158,174
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
6.50%, with maturity at 2036	$283	$ 296,330
7.00%, with maturity at 2037	227	237,948
8.50%, with maturity at 2032	93	100,317
9.50%, with maturity at 2028	21	22,137
Government National Mortgage Association:
5.00%, with maturity at 2052	19,636	19,812,492
5.50%, 30-Year, TBA(28)	55,600	56,506,544
5.50%, with maturity at 2052	2,495	2,556,182
6.00%, 30-Year, TBA(28)	130,100	133,304,470
6.00%, with various maturities to 2053	24,511	25,028,939
6.50%, 30-Year, TBA(28)	103,800	107,122,436
6.50%, with various maturities to 2053	333,415	344,677,516
7.00%, with maturity at 2053	49,000	50,881,475
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $906,445,985)		$921,113,214

U.S. Government Guaranteed Small Business Administration Loans (29)(30)— 0.8%
Security	Principal Amount (000's omitted)	Value
0.66%, 3/15/30	$2,633	$ 33,750
0.73%, 7/15/31	2,599	38,248
0.93%, 5/15/42	1,533	42,750
0.98%, 4/15/32	1,204	28,056
1.31%, 5/15/42 to 7/15/42	4,293	170,920
1.34%, 9/15/41	1,783	76,585
1.38%, 6/15/41	3,058	124,329
1.56%, 7/15/42	1,085	50,545
1.61%, 12/15/41 to 7/15/42	1,873	95,583
1.63%, 9/15/41	1,856	97,645
1.73%, 10/15/33 to 11/21/41	2,581	136,155
1.86%, 4/15/42 to 6/15/42	6,838	378,687
1.91%, 2/15/42 to 7/15/42	2,409	146,588
1.93%, 7/15/42	1,666	98,675
1.96%, 11/29/30 to 6/15/42	2,111	108,704
2.06%, 5/15/42 to 7/15/42	4,962	310,626
2.11%, 4/15/33 to 5/15/42	2,344	141,291
2.16%, 5/15/42	1,972	124,511
2.23%, 1/15/41	1,365	99,756
2.28%, 11/1/29	1,044	44,473
2.31%, 4/15/42 to 6/15/42	2,998	232,310
2.36%, 1/16/42 to 6/15/42	9,259	659,488
2.38%, 6/15/42	1,326	95,385

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
2.39%, 7/15/40	$1,307	$ 88,218
2.41%, 6/15/41 to 6/15/42	8,978	678,820
2.43%, 3/15/41	1,302	104,753
2.46%, 12/15/26 to 8/15/42	4,111	246,788
2.48%, 2/23/41	1,098	86,186
2.56%, 1/15/41	1,018	72,895
2.61%, 2/15/42 to 7/15/42	3,603	287,174
2.66%, 4/15/42 to 6/15/42	2,650	212,600
2.68%, 4/15/41 to 4/15/42	3,233	283,411
2.71%, 7/15/32 to 8/15/42	7,409	611,728
2.76%, 1/15/42(31)	8,964	774,775
2.86%, 5/15/32 to 6/15/42	9,893	876,791
2.89%, 8/15/40	959	80,738
2.91%, 6/15/42 to 7/15/42	6,183	577,266
2.93%, 4/15/41 to 7/15/42	3,055	262,701
2.96%, 5/15/27 to 1/15/43	8,424	716,063
2.98%, 9/15/41 to 7/15/42	4,133	426,084
3.01%, 10/25/41(31)	18,595	1,742,656
3.03%, 6/15/42	1,723	167,496
3.11%, 3/15/42 to 6/15/42	3,670	348,605
3.13%, 6/15/32	528	38,608
3.16%, 6/15/42 to 1/15/43	13,590	1,372,146
3.19%, 8/15/39	1,383	130,002
3.21%, 12/15/26 to 7/15/42	5,728	502,258
3.24%, 7/15/28	1,098	48,617
3.28%, 6/21/26 to 7/15/42	4,672	437,356
3.36%, 3/15/42	1,847	198,518
3.41%, 6/15/42 to 12/15/42	3,981	433,064
3.46%, 4/15/27 to 8/15/42	4,341	358,637
3.48%, 7/15/42	1,439	163,891
3.53%, 6/15/26 to 8/15/42	1,199	85,197
3.61%, 6/15/32 to 6/15/42	4,338	498,442
3.64%, 12/15/41	1,031	132,497
3.66%, 5/15/42 to 7/15/42	6,062	712,062
3.68%, 2/15/42 to 5/15/42	621	75,193
3.71%, 3/15/24 to 7/15/42	15,348	1,263,373
3.73%, 1/15/37	1,660	171,840
3.78%, 2/15/27 to 5/15/42	3,095	341,700
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $38,143,506)		$ 18,944,209

U.S. Treasury Obligations — 1.2%
Security	Principal Amount (000's omitted)	Value
Federal Farm Credit Banks, 6.45%, 12/14/37	$7,991	$ 7,993,124
U.S. Treasury Inflation-Protected Bond:
0.125%, 2/15/52(32)(33)	16,481	11,394,342
0.625%, 7/15/32(33)	7,998	7,570,813
Total U.S. Treasury Obligations (identified cost $28,458,452)		$ 26,958,279

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding S.A., Escrow Certificates(9)(12)	3,058,000	$ 0
Alpha Holding S.A., Escrow Certificates(9)(12)	5,630,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 7.7%
Affiliated Fund — 5.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(34)	118,249,109	$118,249,109
Total Affiliated Fund (identified cost $118,249,109)		$118,249,109

Sovereign Government Securities — 0.0%(10)
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.0%(10)
Ukraine Treasury Bill, 0.00%, 3/1/23	UAH	17,092	$ 418,553
Total Sovereign Government Securities (identified cost $473,209)			$ 418,553

U.S. Treasury Obligations — 2.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/23/23	$3,675	$ 3,665,012

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 3/16/23(33)	$32,126	$ 31,954,332
0.00%, 3/23/23(33)	21,199	21,068,670
Total U.S. Treasury Obligations (identified cost $56,695,659)		$ 56,688,014
Total Short-Term Investments (identified cost $175,417,977)		$175,355,676

Total Investments — 107.8% (identified cost $2,639,964,647)	$2,444,359,083
Total Written Swaptions — (0.0)%(10) (premiums received $1,003,340)	$ (500,788)
TBA Sale Commitments — (3.2)%
U.S. Government Agency Mortgage-Backed Securities — (3.2)%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association, 6.00%, 30-Year, TBA(28)	$(71,000)	$(72,958,049)
Total U.S. Government Agency Mortgage-Backed Securities (proceeds $72,328,477)		$(72,958,049)
Total TBA Sale Commitments (proceeds $72,328,477)		$(72,958,049)

Other Assets, Less Liabilities — (4.6)%	$ (103,663,545)
Net Assets — 100.0%	$2,267,236,701
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $496,767,686 or 21.9% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2023.
(4)	Step coupon security. Interest rate represents the rate in effect at January 31, 2023.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2023.
(6)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate.
(9)	Non-income producing security.
(10)	Amount is less than 0.05% or (0.05)%, as applicable.
(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $133,703,256 or 5.9% of the Portfolio's net assets.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at January 31, 2023.
(15)	Security converts to variable rate after the indicated fixed-rate coupon period.
(16)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(17)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(18)	When-issued security.
(19)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(20)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(21)	Quantity held represents principal in USD.
(22)	Restricted security.

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

(23)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) or the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(24)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(25)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(26)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(27)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2023.
(28)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(29)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(30)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.
(31)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2023 of all interest only securities comprising the certificate.
(32)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(33)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(34)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.

Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/4/33 to pay SOFR and receive 3.35%	JPMorgan Chase Bank, N.A.	USD	(44,200,000)	5/2/23	$(500,788)
Total					$(500,788)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
AUD	39,045,000	USD	26,744,233	3/15/23	$ 860,235
COP	21,211,660,000	USD	4,527,665	3/15/23	(21,663)
IDR	217,796,096,870	USD	13,975,622	3/15/23	533,659
IDR	176,851,300,000	USD	11,342,366	3/15/23	439,228

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PEN	8,244,300	USD	2,132,790	3/15/23	$ 3,848
PEN	600,356	USD	156,306	3/15/23	(714)
PEN	11,902,000	USD	3,092,634	3/15/23	(8,045)
PEN	39,400,000	USD	10,237,755	3/15/23	(26,632)
PEN	69,700,000	USD	18,134,513	3/15/23	(70,674)
USD	29,177,176	COP	142,063,671,111	3/15/23	(1,001,473)
USD	72,659,874	COP	353,780,926,731	3/15/23	(2,493,966)
USD	964,686	EUR	900,000	3/15/23	(16,323)
USD	965,627	EUR	900,878	3/15/23	(16,339)
USD	2,704,858	EUR	2,523,486	3/15/23	(45,767)
USD	3,958,353	EUR	3,692,929	3/15/23	(66,977)
USD	5,196,138	EUR	4,847,716	3/15/23	(87,920)
USD	6,642,495	EUR	6,197,089	3/15/23	(112,393)
USD	17,241,216	EUR	16,085,123	3/15/23	(291,727)
USD	26,405,785	EUR	24,635,170	3/15/23	(446,795)
USD	25,200,983	IDR	394,647,396,870	3/15/23	(1,089,892)
USD	17,333,951	NZD	26,865,012	3/15/23	(37,665)
USD	15,651,984	PEN	59,947,100	3/15/23	115,761
USD	2,587,925	PEN	10,000,000	3/15/23	(3,731)
USD	1,184,862	PEN	4,596,080	3/15/23	(6,284)
USD	11,645,661	PEN	45,000,000	3/15/23	(16,788)
USD	3,867,068	PEN	15,000,356	3/15/23	(20,508)
USD	3,866,677	PEN	15,000,000	3/15/23	(20,806)
USD	15,466,708	PEN	60,000,000	3/15/23	(83,225)
USD	19,609,322	PEN	76,064,558	3/15/23	(103,992)
					$(4,137,568)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	999,779	USD	1,076,220	Standard Chartered Bank	2/10/23	$ 11,309	$ —
EUR	1,000,221	USD	1,077,258	Standard Chartered Bank	2/10/23	10,752	—
CNH	22,086,125	USD	3,185,086	Goldman Sachs International	2/17/23	87,534	—
CNH	149,224,800	USD	22,050,562	UBS AG	2/17/23	60,879	—
USD	1,409,068	CNH	9,770,802	Goldman Sachs International	2/17/23	—	(38,725)
USD	86,671,458	CNH	601,000,000	Goldman Sachs International	2/17/23	—	(2,381,944)
USD	5,030,996	BHD	1,911,024	Standard Chartered Bank	3/13/23	—	(35,276)
USD	4,226,390	SAR	15,887,000	Standard Chartered Bank	3/13/23	—	(2,640)
USD	14,516,249	SAR	54,539,000	Standard Chartered Bank	3/14/23	—	(1,497)
USD	6,711,224	BHD	2,554,000	Standard Chartered Bank	3/15/23	—	(59,431)
USD	1,322,643	EUR	1,210,694	State Street Bank and Trust Company	3/15/23	2,975	—
USD	8,940,523	MXN	170,186,000	Standard Chartered Bank	3/15/23	—	(30,995)

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,357,866	MXN	274,774,900	UBS AG	3/15/23	$ —	$ (127,156)
USD	39,084,744	MXN	753,956,000	UBS AG	3/15/23	—	(660,767)
USD	886,337	ZAR	15,625,579	Citibank, N.A.	3/15/23	—	(8,479)
USD	594,774	ZAR	10,598,427	Goldman Sachs International	3/15/23	—	(12,156)
USD	103,305,575	ZAR	1,840,826,522	Goldman Sachs International	3/15/23	—	(2,111,391)
USD	886,945	ZAR	15,625,580	Standard Chartered Bank	3/15/23	—	(7,871)
ZAR	157,847,037	USD	8,953,632	Citibank, N.A.	3/15/23	85,653	—
ZAR	157,847,038	USD	8,955,856	Standard Chartered Bank	3/15/23	83,429	—
USD	9,325,301	BHD	3,527,976	Standard Chartered Bank	3/16/23	—	(27,229)
AUD	14,900,000	USD	10,424,639	Bank of America, N.A.	4/20/23	123,575	—
AUD	27,800,000	USD	19,414,019	Citibank, N.A.	4/20/23	266,541	—
USD	1,564,021	MYR	6,750,000	Barclays Bank PLC	4/20/23	—	(27,793)
USD	19,991	EUR	18,317	State Street Bank and Trust Company	4/28/23	—	(27)
USD	1,567,154	EUR	1,435,881	UBS AG	4/28/23	—	(2,054)
USD	491,505	HKD	3,833,992	Barclays Bank PLC	4/28/23	825	—
USD	25,994	HKD	202,769	Goldman Sachs International	4/28/23	43	—
USD	14,485,050	SAR	54,500,000	Standard Chartered Bank	3/14/24	8,477	—
USD	7,606,557	BHD	2,900,000	Standard Chartered Bank	3/18/24	—	(43,896)
OMR	4,666,500	USD	12,101,605	Standard Chartered Bank	4/8/24	—	(12,060)
USD	11,776,656	OMR	4,666,500	BNP Paribas	4/8/24	—	(312,889)
OMR	4,664,971	USD	12,097,326	Standard Chartered Bank	4/22/24	—	(12,769)
USD	11,825,022	OMR	4,664,971	Standard Chartered Bank	4/22/24	—	(259,536)
OMR	2,000,000	USD	5,183,496	Standard Chartered Bank	7/8/24	—	(4,938)
USD	8,189,339	OMR	3,237,000	BNP Paribas	7/8/24	—	(192,157)
USD	5,155,499	OMR	2,039,000	Standard Chartered Bank	7/15/24	—	(123,816)
USD	954,425	OMR	378,000	BNP Paribas	7/29/24	—	(24,198)
USD	23,985,158	OMR	9,293,625	BNP Paribas	7/29/24	—	(75,564)
						$741,992	$(6,597,254)
Non-Deliverable Bond Forward Contracts
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/10/23	COP	27,410,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$ 5,870,800	$112,179
2/10/23	COP	(27,410,880)	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	(5,877,293)	(6,493)
2/27/23	COP	17,132,879	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	3,669,481	29,565
3/6/23	COP	8,038,070	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	1,721,575	(1,279)
						$133,972

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Australia 10-Year Treasury Bond	289	Long	3/15/23	$ 24,565,683	$ (459,042)
U.S. 5-Year Treasury Note	61	Long	3/31/23	6,663,773	29,023
U.S. Ultra 10-Year Treasury Note	13	Long	3/22/23	1,575,641	15,634
U.S. Ultra-Long Treasury Bond	14	Long	3/22/23	1,984,500	50,012
Euro-Bobl	(11)	Short	3/8/23	(1,402,750)	27,741
Euro-Bund	(11)	Short	3/8/23	(1,636,183)	27,009
Japan 10-Year Bond	(193)	Short	3/13/23	(217,309,415)	2,478,818
U.S. 2-Year Treasury Note	(12)	Short	3/31/23	(2,467,782)	(1,827)
U.S. 5-Year Treasury Note	(2,259)	Short	3/31/23	(246,778,103)	(2,438,355)
U.S. 10-Year Treasury Note	(1,437)	Short	3/22/23	(164,558,953)	(2,378,755)
U.S. Long Treasury Bond	(2)	Short	3/22/23	(259,750)	(7,644)
					$(2,657,386)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$ 880,329
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	3,165,092
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	623,464
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	623,464
EUR	5,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	622,821
EUR	5,260	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	703,699
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(1,155,389)
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(3,993,024)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(773,312)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(773,312)

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	$ (775,304)
EUR	5,260	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(922,092)
USD	19,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.09% (pays upon termination)	4/2/29	(821,649)
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(2,822,645)
USD	24,200	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(312,440)
USD	8,500	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(118,762)
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	2,923,249
USD	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(14,173)
USD	16,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(21,352)
USD	8,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	70,409
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	320,304
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	310,293
USD	4,400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	243,773
							$(2,016,557)
Inflation Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$2,251,013
								$2,251,013

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	156,706	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.48% (pays upon termination)	1/2/25	$ (923,245)	$ —	$ (923,245)
BRL	156,537	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.49% (pays upon termination)	1/2/25	(915,916)	—	(915,916)
BRL	103,157	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/2/25	(595,231)	—	(595,231)
BRL	42,710	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.49% (pays upon termination)	1/4/27	(73,915)	—	(73,915)
CAD	52,300	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	39,403	26	39,429
CLP	2,703,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	37,701	—	37,701
CLP	29,260,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	398,623	—	398,623
CLP	4,936,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	66,179	—	66,179
CLP	4,900,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	55,108	—	55,108
CLP	4,900,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	49,814	—	49,814
CLP	4,900,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	41,873	—	41,873
CLP	4,333,200	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	34,689	—	34,689
CLP	2,654,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	20,529	—	20,529
CLP	3,691,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	21,572	—	21,572
CLP	4,222,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	21,254	—	21,254
CLP	1,163,100	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	73,478	—	73,478
CLP	3,572,210	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	276,002	—	276,002
COP	58,900,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.09% (pays quarterly)	11/26/25	(259,462)	—	(259,462)

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	95,500,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.18% (pays quarterly)	11/26/25	$ (468,146)	$ —	$ (468,146)
COP	95,500,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.20% (pays quarterly)	11/26/25	(476,056)	—	(476,056)
COP	95,500,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.21% (pays quarterly)	11/26/25	(483,966)	—	(483,966)
COP	11,169,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	362,546	—	362,546
COP	16,000,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.54% (pays quarterly)	12/21/27	(247,573)	—	(247,573)
COP	58,881,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(1,104,131)	—	(1,104,131)
COP	8,338,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	12.10% (pays quarterly)	12/21/27	(167,970)	—	(167,970)
COP	4,505,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	188,138	—	188,138
COP	3,218,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	134,105	—	134,105
COP	11,836,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/32	(402,026)	—	(402,026)
NZD	6,870	Pays	3-month NZD Bank Bill (pays quarterly)	3.98% (pays semi-annually)	7/25/27	(74,465)	—	(74,465)
NZD	9,170	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(95,323)	—	(95,323)
NZD	11,860	Pays	3-month NZD Bank Bill (pays quarterly)	4.00% (pays semi-annually)	7/25/27	(123,286)	—	(123,286)
PLN	29,033	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(764,281)	—	(764,281)
PLN	29,032	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	(906,211)	—	(906,211)
PLN	35,735	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(991,367)	—	(991,367)
USD	44,500	Pays	SOFR (pays annually)	3.09% (pays annually)	11/4/32	(669,029)	—	(669,029)
USD	44,000	Pays	SOFR (pays annually)	3.18% (pays annually)	2/2/33	(216,775)	—	(216,775)
ZAR	14,620	Pays	3-month ZAR JIBAR (pays quarterly)	6.54% (pays quarterly)	2/23/27	(27,774)	—	(27,774)
ZAR	521,034	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(2,494)	273	(2,221)
ZAR	502,633	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	51,632	299	51,931

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	533,233	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/20/28	$ 55,063	$300	$ 55,363
Total						$(8,060,933)	$898	$(8,060,035)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	28,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.72% (pays quarterly)	3/15/28	$ 52,894
Goldman Sachs International	MYR	26,620	Pays	3-month MYR KLIBOR (pays quarterly)	3.72% (pays quarterly)	3/15/28	48,891
Goldman Sachs International	MYR	58,180	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	3/15/28	116,986
Goldman Sachs International	MYR	29,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.74% (pays quarterly)	3/15/28	62,104
JPMorgan Chase Bank, N.A.	MYR	29,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.74% (pays quarterly)	3/15/28	59,890
Total							$340,765
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	5,951	1.00% (pays quarterly)(1)	12/20/27	$ 319,299	$ (503,761)	$(184,462)
Malaysia	20,400	1.00% (pays quarterly)(1)	12/20/27	(310,528)	42,846	(267,682)
Mexico	9,990	1.00% (pays quarterly)(1)	12/20/27	72,864	(331,262)	(258,398)
Turkey	2,501	1.00% (pays quarterly)(1)	12/20/27	423,151	(571,456)	(148,305)
Total				$504,786	$(1,363,633)	$(858,847)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 6,058,901,240 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$209,188
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 15,623,870 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	7,075
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 952,568,100 (pays semi-annually)*	2.10% on CLP equivalent of CLF 30,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(145,230)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,921,491,280 (pays semi-annually)*	2.25% on CLP equivalent of CLF 92,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(499,029)
				$(427,996)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
ADR	– American Depositary Receipt
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate

KLIBOR	– Kuala Lumpur Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
DOP	– Dominican Peso
EUR	– Euro
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
ISK	– Icelandic Krona

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PLN	– Polish Zloty
RSD	– Serbian Dinar
SAR	– Saudi Riyal
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UZS	– Uzbekistani Som
ZAR	– South African Rand

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2023 were $921,007 or less than 0.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Restricted Securities
At January 31, 2023, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	$ 6,658,283	$10,147,571
Mt. Logan Re, Ltd., Series 17, Preference Shares	1/26/21	860	572,931	860,845
Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	13,497
Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	45,608
Sussex Capital, Ltd., Designated Investment Series 5, 6/20	6/30/20	434	69,673	42,080
Sussex Capital, Ltd., Designated Investment Series 5, 4/21	4/1/21	247	195,858	128,559
Sussex Capital, Ltd., Designated Investment Series 5, 12/21	1/24/22	958	952,280	771,958
Sussex Capital, Ltd., Designated Investment Series 15, 12/21	1/24/22	743	738,092	598,329
Sussex Capital, Ltd., Designated Investment Series 5, 11/22	3/11/22	958	956,716	1,093,978
Sussex Capital, Ltd., Designated Investment Series 15, 11/22	3/11/22	721	720,077	823,388
Sussex Capital, Ltd., Series 5, Preference Shares	12/17/18	6,000	2,654,676	4,811,951
Sussex Capital, Ltd., Series 15, Preference Shares	6/1/21	5,000	3,541,830	3,690,279
Sussex Re, Ltd., Series 2020A	1/21/20	4,081,939	0	154,706
Sussex Re, Ltd., Series 2021A	1/14/21	4,154,232	0	452,811
Total Restricted Securities			$17,946,519	$23,635,560

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $118,619,262, which represents 5.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class D, 4.398%, 8/15/46	$368,705	$ —	$ —	$ —	$(403)	$370,153	$34,308	$5,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(1)	459,889,537	545,364,171	(887,004,599)	—	—	118,249,109	4,044,026	118,249,109
Total				$ —	$(403)	$118,619,262	$4,078,334
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 261,502,427	$ —	$ 261,502,427
Closed-End Funds	7,699,727	—	—	7,699,727
Collateralized Mortgage Obligations	—	379,370,864	—	379,370,864
Commercial Mortgage-Backed Securities	—	18,942,576	—	18,942,576
Common Stocks	3,412,684	7,806,878*	—	11,219,562
Convertible Bonds	—	48,806,571	—	48,806,571
Convertible Preferred Stocks	1,244,805	—	—	1,244,805
Foreign Corporate Bonds	—	121,088,016	558,098	121,646,114
Loan Participation Notes	—	—	321,122	321,122
Reinsurance Side Cars	—	—	52,488,496	52,488,496
Senior Floating-Rate Loans	—	1,325,910	—	1,325,910
Sovereign Government Bonds	—	381,120,205	—	381,120,205
Sovereign Loans	—	918,447	—	918,447
U.S. Government Agency Commercial Mortgage-Backed Securities	—	15,380,879	—	15,380,879
U.S. Government Agency Mortgage-Backed Securities	—	921,113,214	—	921,113,214
U.S. Government Guaranteed Small Business Administration Loans	—	18,944,209	—	18,944,209

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$ 26,958,279	$ —	$ 26,958,279
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	118,249,109	—	—	118,249,109
Sovereign Government Securities	—	418,553	—	418,553
U.S. Treasury Obligations	—	56,688,014	—	56,688,014
Total Investments	$ 130,606,325	$2,260,385,042	$ 53,367,716	$2,444,359,083
Forward Foreign Currency Exchange Contracts	$ —	$ 2,694,723	$ —	$ 2,694,723
Non-Deliverable Bond Forward Contracts	—	141,744	—	141,744
Futures Contracts	2,628,237	—	—	2,628,237
Swap Contracts	—	16,037,961	—	16,037,961
Total	$ 133,234,562	$2,279,259,470	$ 53,367,716	$2,465,861,748
Liability Description
TBA Sale Commitments	$ —	$ (72,958,049)	$ —	$ (72,958,049)
Written Interest Rate Swaptions	—	(500,788)	—	(500,788)
Forward Foreign Currency Exchange Contracts	—	(12,687,553)	—	(12,687,553)
Non-Deliverable Bond Forward Contracts	—	(7,772)	—	(7,772)
Futures Contracts	(5,285,623)	—	—	(5,285,623)
Swap Contracts	—	(23,446,883)	—	(23,446,883)
Total	$ (5,285,623)	$ (109,601,045)	$ —	$ (114,886,668)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$680,180	$410,149	$36,781,743	$4,853,497	$403,306	$43,128,875
Realized gains (losses)	—	(11,578)	(1,607,239)	—	—	(1,618,817)
Change in net unrealized appreciation (depreciation)	2,918	9,227	2,313,992	—	—	2,326,137
Cost of purchases	—	—	26,800,000	—	—	26,800,000
Proceeds from sales, including return of capital	(125,000)	(86,676)	(11,800,000)	—	—	(12,011,676)
Accrued discount (premium)	—	—	—	—	—	—
Transfers to Level 3	—	—	—	—	—	—
Transfers from Level 3(1)	—	—	—	(4,853,497)	(403,306)	(5,256,803)
Balance as of January 31, 2023	$ 558,098	$ 321,122	$ 52,488,496	$ —	$ —	$ 53,367,716
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2023	$ 5,055	$ 9,227	$ 44,015	$ —	$ —	$ 58,297
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.

Global Opportunities Portfolio
January 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Not included in the table above are investments in securities categorized as Miscellaneous in the Portfolio of Investments which were acquired at $0 cost and valued at $0 at January 31, 2023.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2023:
Type of Investment	Fair Value as of January 31, 2023	Valuation Technique	Unobservable Input	Input	Impact to Valuation from an Increase to Input*
Foreign Corporate Bonds	$558,098	Matrix Pricing	Credit Spread to U.S. Treasury	37.30%	Decrease
Loan Participation Notes	321,122	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	2.24%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
Also included in Foreign Corporate Bonds are securities valued at $0 based on their estimated recovery value percentage.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.